Annual Fund Operating Expenses (PIMCO Convertible Fund)	0 Months Ended
Apr. 27, 2011
Class A
Operating Expenses:
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.05%
Administrative Class
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.90%
Class C
Operating Expenses:
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	1.80%
Class D
Operating Expenses:
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.05%
Institutional Class
Operating Expenses:
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.65%
Class P
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.75%